Leases - Schedule of Other Information (Details)	Sep. 30, 2019
Weighted average remaining lease term (in years)
Operating leases	1 year 10 months 24 days
Finance leases	1 year 9 months 18 days
Weighted average discount rate:
Operating leases	10.00%
Finance leases	9.20%